HSBC FUNDS TRUST
--------------------------------------------------------------------------------
HSBC FUND GROUP
--------------------------------------------------------------------------------
HSBC Asset Management [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
Cash Management Fund
Government Money Market Fund
U.S. Treasury Money Market Fund
New York Tax-Free Money Market Fund

HSBC SM FUNDS TRUST
3435 Stelzer Road
Columbus, Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER AND CO-ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

DISTRIBUTOR, ADMINISTRATOR, TRANSFER
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

ANNUAL REPORT
December 31, 1996

Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.

Sponsored and distributed by:
BISYS FUND SERVICES

HSBC FUNDS TRUST
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
CASH MANAGEMENT FUND
GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

January 17, 1997


Dear Shareholder:

The Federal Reserve started out 1996 by lowering short-term interest rates 25 basis points from 5.50% to 5.25% on January 31. This finished their 75 basis point easing in monetary policy that had started back in July of 1995. However, for the remainder of the year, monetary policy remained steady and all remaining Federal Reserve meetings ended with the decision to leave short-term rates unchanged.

Without Federal Reserve intervention, the markets traded primarily on expectations and the release of several key economic indicators. This data included employment numbers, the Consumer Price Index (CPI), the Producer Price Index (PPI), housing starts and the Gross Domestic Product (GDP), which caused market sentiment to swing widely from month to month and quarter to quarter as each respective number was published.

As in the past, our primary goal is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by stability, safety, performance and service. HSBC Asset Management values your relationship, and we appreciate this chance to work on your behalf.

Sincerely,

/S/ EDWARD J. MERKLE

Edward J. Merkle

BOARD OF TRUSTEES

JOHN P. PFANN*       CHAIRMAN OF THE BOARD; Chairman and President,
                     JPP Equities, Inc.

WOLFE J. FRANKL*     Former Director, North America, Berlin Economic
                     Development Corporation

WILLIAM L. KUFTA     Chief Investment Officer, Beacon Trust Company

HARALD PAUMGARTEN    President, Paumgarten and Company

ROBERT A. ROBINSON*  Trustee, Henrietta and B. Frederick H. Bugher Foundation

WILLIAM B. BLUNDIN   Senior Vice President, BISYS Fund Services, Inc.

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------
OFFICERS

WILLIAM B. BLUNDIN   PRESIDENT

TONY TURNER          EXECUTIVE VICE PRESIDENT

KAREN DOYLE          VICE PRESIDENT

KEVIN MARTIN         TREASURER

STEVEN R. HOWARD     SECRETARY

CURTIS BARNES        ASSISTANT SECRETARY

ALAINA V. METZ       ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                                   CASH MANAGEMENT FUND

                                                                   INTEREST/
 CREDIT RATING                     SECURITY                        DISCOUNT      MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                        RATE          DATE          AMOUNT              VALUE
 -------------                    -----------                      --------      --------      -----------      --------------
                COMMERCIAL PAPER (23.1%):
                BANKING, INSURANCE & FINANCE (14.6%):
    P1/A1+      Banco Itau S.A. Cayman BCH,
                  (Bayerische Vereinsbank LOC) ...................   5.52%        3/27/97      $ 4,646,000       $  4,586,215
    P1/A1+      Banco Nac de Com Ext Snc, (Societe
                  Generale LOC) ..................................   5.67         1/31/97        9,000,000          8,957,475
     P1/A1      SRD Finance Inc., (Bank of Tokyo LOC) ............   5.46         1/23/97        9,700,000          9,667,931
     P1/A1      Yamaha Motors Financial Corp., (Dai-Ichi
                  Kangyo Bank Ltd. LOC) ..........................   5.53          2/4/97        9,000,000          8,953,420
                                                                                                                 ------------
                                                                                                                   32,165,041
                                                                                                                 ------------
                MANUFACTURING (4.2%):
    P1/A1+      Cosco Co. Ltd., (Credit Suisse LOC) ..............   5.36         4/16/97        9,400,000          9,253,047
                                                                                                                 ------------
                PETROLEUM & FUEL PRODUCTS (4.3%):
    P1/A1+      Petroleo Brasileiro S.A., (Barclays Bank
                  PLC LOC) .......................................   5.50          6/9/97        9,800,000          9,568,434
                                                                                                                 ------------
                  TOTAL COMMERCIAL PAPER (Cost - $50,986,522)                                                      50,986,522
                                                                                                                 ------------
                CORPORATE NOTES (12.7%):
                BANKING, INSURANCE & FINANCE (12.7%):
     P1/A1      American Express Centurion Bank* .................   5.57         4/30/97        9,000,000          9,000,000
    P1/A1+      Bank of America, Illinois Bank Note ..............   5.70         5/28/97        9,000,000          8,996,838
    P1/A1+      Merrill Lynch & Co., Inc.* .......................   5.45          6/2/97       10,000,000          9,999,186
                                                                                                                 ------------
                  TOTAL CORPORATE NOTES (Cost - $27,996,024) .................................................     27,996,024
                                                                                                                 ------------
                MEDIUM TERM NOTES (4.2%):
                FINANCIAL SERVICES (4.2%):
     P1/A1      Bear Stearns & Co., Inc.* ........................   5.51          7/8/97        6,000,000          6,000,000
     P1/A1        ................................................   5.41        11/17/97        3,300,000          3,300,000
                                                                                                                 ------------
                  TOTAL MEDIUM TERM NOTES (Cost - $9,300,000) ................................................      9,300,000
                                                                                                                 ------------
                PROMISSORY NOTE (3.8%):
    P1/A1+      Goldman Sachs Group, L.P. ........................   5.53         1/21/97        8,500,000          8,500,000
                                                                                                                 ------------
                  TOTAL PROMISSORY NOTE (Cost - $8,500,000) ..................................................      8,500,000
                                                                                                                 ------------


                                                   CASH MANAGEMENT FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT              VALUE
 -------------                    -----------                     --------       --------     ------------      --------------
                TIME DEPOSIT (3.6%):
     P1/A1      Bank of New York ................................   5.12%          1/2/97     $ 8,000,000        $  8,000,000
                                                                                                                 ------------
                  TOTAL TIME DEPOSIT (Cost - $8,000,000) .......................................................    8,000,000
                                                                                                                 ------------
                U.S. GOVERNMENT AGENCIES (9.1%):
    Aaa/NR      Federal Home Loan Bank* .........................   5.83          1/31/97      20,000,000          20,000,915
                                                                                                                 ------------
                  TOTAL U.S. GOVERNMENT AGENCIES
                    (Cost - $20,000,915) .......................................................................   20,000,915
                                                                                                                 ------------
                CERTIFICATES OF DEPOSIT (25.3%):
                BANKING (25.3%):
     P1/A1      Bankers Trust NY Corp. ..........................   5.47         10/16/97       9,000,000           8,997,777
    P1/A1+      Deutsche Bank ...................................   6.12           7/8/97      10,000,000          10,000,831
     P1/A1      Industrial Bank of Japan, Ltd. ..................   5.52           2/7/97       9,000,000           9,000,091
    P1/A1+      Royal Bank of Canada ............................   5.73          8/13/97      10,000,000           9,998,337
     P1/A1      Sanwa Bank ......................................   5.50          1/13/97       9,000,000           9,000,052
     P1/A1      Sumitomo Bank, Ltd. .............................   5.51          1/13/97       9,000,000           9,000,020
                                                                                                                 ------------
                  TOTAL CERTIFICATES OF DEPOSIT
                    (Cost - $55,997,108) .......................................................................   55,997,108
                                                                                                                 ------------
                REPURCHASE AGREEMENTS (17.9%):
                Chase Securities Inc. (Purchased on 12/31/96,
                  proceeds at maturity $39,619,962;
                  Collateralized by $41,350,000 FHLMC,
                  7.00%, 11/1/26, market value $40,600,531) .....   6.80           1/2/97      39,605,000          39,605,000
                                                                                                                 ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $39,605,000) .......................................................................   39,605,000
                                                                                                                 ------------
                  TOTAL INVESTMENTS (99.7%)
                    (Cost - $220,385,569)(a) ...................................................................  220,385,569
                                                                                                                 ------------
                  OTHER ASSETS, LESS LIABILITIES (0.3%) ........................................................      574,227
                                                                                                                 ------------
                  NET ASSETS (100.0%) .......................................................................... $220,959,796
                                                                                                                 ============

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

* The interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.
LOC  Letter of Credit

  SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                               GOVERNMENT MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT              VALUE
 -------------                    -----------                     --------       --------     ------------      --------------
                U.S. GOVERNMENT AGENCIES (72.9%):
    Aaa, NR     Federal Home Loan Bank* ..........................  6.58%          1/31/97    $10,000,000        $ 10,000,000
    Aaa, NR     Federal Home Loan Bank ...........................  5.65            1/7/98     10,000,000          10,000,000
    Aaa, NR     Federal National Mortgage Assoc.* ................  5.12            4/4/97      4,000,000           3,999,533
    Aaa, NR        ...............................................  5.22            5/5/97     15,000,000          14,998,304
    Aaa, NR        ...............................................  5.59            8/1/97     20,000,000          20,001,550
    Aaa, NR     Federal National Mortgage Assoc. .................  5.56          12/18/97      5,000,000           4,743,088
                                                                                                                 ------------
                  TOTAL U.S. GOVERNMENT AGENCIES
                    (Cost - $63,742,475) .....................................................................     63,742,475
                                                                                                                 ------------
                REPURCHASE AGREEMENTS (38.4%):
                Chase Securities, Inc. (Purchased on 12/31/96,
                  proceeds at maturity $8,544,227;
                  Collateralized by $8,920,000 FHLMC,
                  7.00%, 11/1/26, market value $8,758,325) .......  6.80            1/2/97      8,541,000           8,541,000
                Donaldson, Lufkin & Jenrette Securities Corp.
                  (Purchased on 12/31/96, proceeds at maturity
                  $10,003,750; Collateralized by $31,743,000
                  U.S. Treasury Note Strips, 11/15/13,
                  market value $10,177,599) ......................  6.75            1/2/97     10,000,000          10,000,000
                Lehman Government Securities, Inc. (Purchased
                  on 12/31/96, proceeds at maturity $15,004,875;
                  Collateralized by $14,260,000
                  U.S. Treasury Bonds, 7.25%, 5/15/16,
                  market value $15,351,695) ......................  5.85            1/2/97     15,000,000          15,000,000
                                                                                                                 ------------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $33,541,000) .....................................................................     33,541,000
                                                                                                                 ------------
                  TOTAL INVESTMENTS (111.3%)
                    (Cost - $97,283,475)(a) ..................................................................     97,283,475
                                                                                                                 ------------
                  LIABILITIES, LESS OTHER ASSETS (-11.3%) ....................................................     (9,891,839)
                                                                                                                 ------------
                  NET ASSETS (100.0%) ........................................................................   $ 87,391,636
                                                                                                                 ============

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.
* The interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               5

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                              U.S. TREASURY MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                U.S. TREASURY BILLS (36.7%):
   AAA, AAA       ................................................  4.93%          2/6/97       $2,000,000        $1,990,140
   AAA, AAA       ................................................  5.24           4/3/97        1,000,000           986,609
   AAA, AAA       ................................................  5.65          8/21/97        2,000,000         1,931,496
   AAA, AAA       ................................................  5.20         11/13/97        6,000,000         5,726,265
                                                                                                                 -----------
                  TOTAL U.S. TREASURY BILLS (Cost - $10,634,510) ...............................................  10,634,510
                                                                                                                 -----------
                REPURCHASE AGREEMENTS (63.9%):
                Bear Stearns & Co., Inc. (Purchased on 12/31/96,
                  proceeds at maturity $1,400,486; Collateralized
                  by $1,400,000 U.S. Treasury Notes, 6.13%,
                  3/31/98, market value $1,427,798) ..............  6.25           1/2/97        1,400,000         1,400,000
                Chase Securities, Inc. (Purchased on 12/10/96,
                  proceeds at maturity $5,218,799; Collateralized
                  by $4,785,000 U.S Treasury Notes,
                  7.50%, 2/15/05, market value $5,319,574) .......  6.80           1/2/97        5,200,000         5,200,000
                Donaldson, Lufkin & Jenrette Securities Corp.
                  (Purchased on 12/31/96, proceeds at maturity
                  $3,796,423; Collateralized by $14,419,000
                  U.S. Treasury Note Strips, 5/15/16, market
                  value $3,861,120) ..............................  6.75           1/2/97        3,795,000         3,795,000
                Lehman Government Securities, Inc. (Purchased
                  on 12/31/96, proceeds at maturity $1,450,524;
                  Collateralized by $1,380,000 U.S. Treasury Bonds,
                  7.25%, 5/15/16, market value $1,472,934) .......  6.50           1/2/97        1,450,000         1,450,000
                Merrill Lynch Government Securities, Inc.
                  (Purchased on 12/31/96, proceeds at maturity
                  $1,450,479; Collateralized by $1,445,000
                  U.S. Treasury Notes, 6.25%, 1/31/97,
                  market value $1,483,226) .......................  5.95           1/2/97        1,450,000         1,450,000
                Union Bank (Purchased on 12/31/96, proceeds
                  at maturity $5,202,629; Collateralized by
                  $5,188,000 U.S. Treasury Notes, 5.63%,
                  1/31/98, market value $5,306,898) ..............  6.37           1/2/97        5,200,000         5,200,000
                                                                                                                 -----------
                  TOTAL REPURCHASE AGREEMENTS
                    (Cost - $18,495,000) ......................................................................   18,495,000
                                                                                                                 -----------
                  TOTAL INVESTMENTS (100.6%)
                    (Cost - $29,129,510)(a) ...................................................................   29,129,510
                                                                                                                 -----------
                  LIABILITIES, LESS  OTHER ASSETS (-0.6%) .....................................................     (167,034)
                                                                                                                 -----------
                  NET ASSETS (100.0%) .........................................................................  $28,962,476
                                                                                                                 ===========

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

  SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                            NEW YORK TAX-FREE MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                MUNICIPAL NOTES (16.4%):
   MIG1, NR     County of Erie, GO, (Union Bank of
                  Switzerland LOC) ..............................   4.25%         4/17/97      $1,000,000         $1,001,820
   MIG1, NR     Elmira City BANS ................................   4.37          7/10/97       1,000,000          1,002,631
   MIG1, SP1    Nassau County BANS ..............................   4.25          3/14/97       2,500,000          2,502,407
   MIG1, NR     Northport-East Northport School District ........   4.50          6/30/97       2,000,000          2,005,312
   MIG1, NR     Oceanside School District TANS ..................   4.37          6/27/97       2,000,000          2,004,435
   MIG1, NR     Three Village School District ...................   4.25          6/30/97       1,005,000          1,006,378
   MIG1, SP1+   Puerto Rico Transportation, Series A ............   4.00          7/30/97       2,000,000          2,006,440
                                                                                                                 -----------
                  TOTAL MUNICIPAL NOTES (Cost - $11,529,423) ...................................................  11,529,423
                                                                                                                 -----------
                MUNICIPAL BONDS (3.5%):
     A, A       New York State  Urban Development Corp. .........   5.00           7/1/97       1,715,000          1,724,549
   AAA, AAA     Triborough Bridge & Tunnel Authority,
                  (Pre-refunded) ................................   8.25           1/1/97         700,000            721,391
                                                                                                                 -----------
                  TOTAL MUNICIPAL BONDS (Cost - $2,445,940) ....................................................   2,445,940
                                                                                                                 -----------
                MANDATORY PUT MUNICIPAL BONDS (9.0%):
  VMIG1, A-1    New York State Power Authority Revenue &
                  General Purpose ...............................   3.70           3/1/97       2,360,000          2,360,000
   P-1, A-1+    Puerto Rico Individual Medical & Environmental
                  Financing Authority, PCR, Reynolds Metals Co.
                  Project, (ABN AMRO Bank LOC) ..................   3.80           9/1/97       2,000,000          2,000,000
   VMIG1, NR    New York State Energy Research & Development
                  Authority, PCR, Lilco Project, Series A,
                  (Deutsche Bank LOC), Putable 3/1/97 @100 ......   3.25           3/1/97       2,000,000          2,000,000
                                                                                                                 -----------
                  TOTAL OTHER MUNICIPAL BONDS (Cost - $6,360,000) ..............................................   6,360,000
                                                                                                                 -----------
                MUNICIPAL COMMERCIAL PAPER (11.9%):
   P-1, A-1+    New York City, Municipal Assistance Corp.
                  (National Westminster LOC),
                  (Bank of Nova Scotia LOC) .....................   3.45           1/3/97       2,500,000          2,500,000
   P-1, A-1+    New York City, Municipal Water (Canadian
                  Imperial Bank LOC) ............................   3.40          1/16/97       3,000,000          3,000,000
   P-1, A-1+    New York State Dormitory Authority Sloane
                  Kettering (Morgan Guaranty LOC) ...............   3.40           1/6/97       2,900,000          2,900,000
                                                                                                                 -----------
                  TOTAL MUNICIPAL COMMERICAL PAPER (Cost - $8,400,000) .........................................   8,400,000
                                                                                                                 -----------


                                            NEW YORK TAX-FREE MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                 VARIABLE RATE MUNICIPAL BONDS* (58.7%):
  VMIG1, A-1+    Babylon, GO, (Bank of Nova Scotia LOC) ..........  3.15%         1/13/97      $1,700,000         $1,700,000
  VMIG1, A-1+    Metropolitan Transportation Authority,
                    Commuter Facilities, (JP Morgan Syndicate
                    LOC) .........................................  3.35          1/13/97         900,000            900,000
    NR, A-1      Montgomery Industrial Development Authority,
                    Service Merchandise, (Industrial Bank of Japan
                    LOC) .........................................  4.05          1/13/97         100,000            100,000
  VMIG1, A-1+    New York City, GO, Series B VRDN (FGIC
                    Insured) .....................................  3.60           1/2/97         400,000            400,000
  VMIG1, A-1+    New York City, GO, Series B (Union Bank of
                    Switzerland LOC) .............................  3.10           1/2/97         100,000            100,000
  VMIG1, SPI+    New York City, Housing Development Corp.,
                    East 96th Street Project, Series A, (Bank of
                    Tokyo/Mitsubishi LOC) ........................  4.00          1/13/97       2,000,000          2,000,000
  VMIG1, A-1     New York City, Housing Development Corp.,
                    Mortgage Revenue, Parkgate Tower 1,
                    (Citibank LOC) ...............................  3.00          1/13/97         670,000            670,000
   P-1, A-1      New York City, Housing Development Corp.,
                    Multifamily Mortgage Revenue,
                    Queenswood A, (Sumitomo LOC) .................  3.00          1/13/97       2,615,000          2,615,000
   NR, A-1+      New York City, Housing Development Corp.,
                    Multifamily Mortgage Revenue, Tribeca
                    Towers A, AMT, (FNMA LOC) ....................  3.85          1/13/97         300,000            300,000
   VMIG1, NR     New York City, Industrial Development
                    Authority, Civic Facilities Revenue (Chase
                    Manhattan Bank LOC) ..........................  3.35          1/13/97       1,126,000          1,126,000
    NR, A-1      New York City, Industrial Development
                    Authority, Civic Facilities Revenue,
                    Columbia Grammar, (Chase Manhattan Bank
                    LOC) .........................................  2.50          1/13/97       1,950,000          1,950,000
  VMIG1, A-1+    New York City, Municipal Water Finance
                    Authority, Water & Sewer System, Series C
                    (FGIC Insured) ...............................  3.05           1/2/97       1,100,000          1,100,000
  VMIG1, A-1+    New York City, Municipal Water Finance Authority,
                    Water & Sewer System (FGIC Insured) ..........  3.50           1/2/97         200,000            200,000
  VMIG1, A-1+    New York City, Municipal Water Finance Authority,
                    Water & Sewer System (FGIC Insured) ..........  3.70           1/2/97       1,725,000          1,725,000
  VMIG1, A-1+    New York City, Series B (FGIC Insured) ..........  3.70           1/2/97         200,000            200,000


                                            NEW YORK TAX-FREE MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                 VARIABLE RATE MUNICIPAL BONDS* (CONTINUED):
  VMIG1, A-1+    New York City, Series B, Subseries B-3
                    (MBIA Insured) .............................    3.35%          1/2/97     $  500,000         $   500,000
  VMIG1, A-1+    New York City, Series B, Subseries B-7 ........    3.50           1/2/97        200,000             200,000
  VMIG1, Aa3     New York City, Series B, Subseries B-8,
                    (Mitsubishi Bank LOC) ......................    3.60          1/13/97        800,000             800,000
  VMIG1, A-1+    New York City, Series B, Subseries B-10,
                    (Union Bank of Switzerland LOC) ............    3.50          1/13/97        100,000             100,000
   VMIG1, NR     New York City, Trust for Cultural
                    Resources, Museum of Natural History
                    (Credit Suisse LOC) ........................    3.35          1/13/97        400,000             400,000
  VMIG1, A-1     New York City, Trust for Cultural
                    Resources, Carnegie Hall, (Dai Ichi
                    Kangyo LOC) ................................    4.25          1/13/97        400,000             400,000
  VMIG1, A-1+    New York City, Trust For Cultural Resources,
                    Carnegie Hall, (Dai Ichi Kangyo LOC) .......    2.45          1/13/97      2,200,000           2,200,000
  VMIG1, A-1     New York City, Trust for Cultural Resources,
                    Museum of Broadcasting, (Sumitomo
                    LOC) .......................................    3.00          1/13/97      1,000,000           1,000,000
    P1, NR       New York State Energy, Research &
                    Development Authority, PCR, Niagara
                    Mohawk (Toronto Dominion LOC) ..............    3.40           1/2/97      1,000,000           1,000,000
   NR, A-1+      New York State Energy, Research &
                    Development Authority, PCR, Niagara
                    Mohawk Power, Series A (Toronto Dominion
                    LOC) .......................................    3.80           1/2/97      2,100,000           2,100,000
   NR, A-1+      New York State Energy, Research &
                    Development Authority, PCR, Niagara
                    Mohawk Power Project, AMT (Morgan
                    Guaranty LOC) ..............................    4.05           1/2/97      1,600,000           1,600,000
    P1-, NR      New York State Energy, Research &
                    Development Authority PCR, Niagara
                    Mohawk Power Series B (Toronto Dominion
                    LOC) .......................................    3.15           1/2/97        800,000             800,000
  VMIG1, A-1+    New York State Energy, Research &
                    Development Authority, PCR, Orange &
                    Rockland Project, (Societe Generale
                    LOC) .......................................    2.45          1/13/97      2,000,000           2,000,000

                                            NEW YORK TAX-FREE MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                 VARIABLE RATE MUNICIPAL BONDS* (CONTINUED):
  VMIG1, A-1+    New York State Housing Financial Agency,
                    Multifamily Housing, Series A, (Bank of
                    Tokyo LOC) ................................     4.80%         1/13/97      $1,100,000        $1,100,000
  VMIG1, A-1     New York State Housing Financial Agency,
                    Liberty View Apartments Housing, (Chase
                    Manhattan Bank LOC) .......................     2.70          1/13/97       3,000,000         3,000,000
   VMIG1, NR     New York State Job Development Authority,
                    1994, Series A-1 to A-25 (Sumitomo Bank
                    LOC) ......................................     3.05           1/2/97         100,000           100,000
  VMIG1, A-1     New York State Job Development Authority,
                    1984, Series C-1 to C-30, (Sumitomo
                    LOC) ......................................     3.60          1/13/97         235,000           235,000
  VMIG1, A-1     New York State Job Development Authority,
                    1984, Series D-1 to D-9, (Sumitomo
                    LOC) ......................................     3.60          1/13/97         475,000           475,000
  VMIG1, A-1     New York State Job Development Authority,
                    1984, Series E-1 to E-55, (Sumitomo
                    LOC) ......................................     3.60          1/13/97         480,000           480,000
  VMIG1, A-1     New York State Job Development Authority,
                    1984, Series H-1 to H-11, (Sumitomo
                    LOC) ......................................     3.60          1/13/97         695,000           695,000
  VMIG1, A-1+    New York State Local Government
                    Assistance Corp., Series A, (Union Bank of
                    Switzerland, Credit Suisse/Swiss Bank
                    LOC) ......................................     3.25          1/13/97       1,400,000         1,400,000
  VMIG1, A-1+    New York State Local Government Assistance
                    Corp., Series B, (Credit Suisse/Swiss Bank
                    LOC) ......................................     5.20          1/13/97         400,000           400,000
  VMIG1, A-1+    New York State Local Government Assistance
                    Corp., Series F (Toronto Dominion
                    LOC) ......................................     3.35          1/13/97         900,000           900,000
  VMIG1, A-1     Niagara Falls Bridge Commission, (Industrial
                    Bank of Japan LOC) ........................     3.35          1/13/97       1,300,000         1,300,000
    NR, A-1      Onondaga County Industrial Development
                    Agency, Pass & Seymur Project, (Banque
                    National de Paris LOC) ....................     3.40          1/13/97       1,200,000         1,200,000
  VMIG1, A-1+    Triborough Bridge & Tunnel Authority,
                    Special Obligation, (FGIC SPI) ............     4.90          1/13/97         400,000           400,000


                                            NEW YORK TAX-FREE MONEY MARKET FUND

                                                                  INTEREST/
 CREDIT RATING                     SECURITY                       DISCOUNT       MATURITY      PRINCIPAL
    MDY/S&P                       DESCRIPTION                       RATE           DATE          AMOUNT             VALUE
 -------------                    -----------                     --------       --------     ------------     --------------
                 VARIABLE RATE MUNICIPAL BONDS* (CONTINUED):
  VMIG1, Aa1     Wallkill Industrial Development Authority,
                    PCR, Reynolds Metal Co. Project,
                    (Dresdner Bank LOC) ........................    3.50%         1/13/97      $ 500,000       $   500,000
   VMIG1, NR     Yonkers Industrial Development Authority,
                    Civic Facilities Revenue, Consumer Union
                    Facility, (Industrial Bank of Japan LOC) ...    3.90          1/13/97        900,000           900,000
                                                                                                               -----------
                  VARIABLE RATE MUNICIPAL BONDS
                    (Cost - $41,271,000) ....................................................................   41,271,000
                                                                                                               -----------
                  TOTAL INVESTMENTS (99.5%)
                    (Cost - $70,006,363)(a) .................................................................   70,006,363
                                                                                                               -----------
                  OTHER ASSETS, LESS LIABILITIES (0.5%) .....................................................      332,331
                                                                                                               -----------
                  NET ASSETS (100.0%) .......................................................................  $70,338,694
                                                                                                               ===========

--------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.
AMT  Alternative Minimum Tax Paper
BANS Bankers Acceptance Notes
FGIC Financial Guaranty Insurance Corporation
GO   General Obligation
LOC  Letter of Credit
MBIA Municipal Bond Investors Assurance
PCR  Pollution Control Revenue
TANS Tax Anticpation Notes

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1996

                                                                                                        NEW YORK
                                                                           GOVERNMENT   U.S. TREASURY   TAX-FREE
                                                          CASH MANAGEMENT MONEY MARKET  MONEY MARKET  MONEY MARKET
                                                               FUND          FUND           FUND         FUND
                                                         --------------- -------------  ------------  ------------
ASSETS:
   Investment in securities, at amortized cost .......    $180,780,569    $63,742,475   $10,634,510    $70,006,363
   Repurchase agreements, at cost ....................      39,605,000     33,541,000    18,495,000             --
                                                          ------------    -----------   -----------    -----------
                                                           220,385,569     97,283,475    29,129,510     70,006,363
   Cash ..............................................             852            926           705         82,709
   Interest receivable ...............................       1,558,803        463,080        19,757        505,678
   Prepaid expenses and other assets .................          25,003          7,410         2,086          5,398
                                                          ------------    -----------   -----------    -----------
Total Assets .........................................     221,970,227     97,754,891    29,152,058     70,600,148
                                                          ------------    -----------   -----------    -----------
LIABILITIES:
   Dividends payable .................................         824,646        284,824       129,153        189,529
   Payable to brokers for investments purchased ......              --     10,000,000            --             --
   Accrued expenses and other payable:
     Investment advisory fees ........................          58,029         20,699         9,427          6,336
     Administration fees .............................          16,883          6,005         2,745         11,428
     Distribution fees ...............................           2,675            437           696            998
     Fund accounting and transfer agent fees .........          24,110          9,036        12,109         11,437
     Legal and audit fees ............................          42,312         16,462        10,264         15,937
     Deferred trustees fees ..........................          27,425         21,083        19,113         20,352
     Other ...........................................          14,351          4,709         6,075          5,437
                                                          ------------    -----------   -----------    -----------
Total Liabilities ....................................       1,010,431     10,363,255       189,582        261,454
                                                          ------------    -----------   -----------    -----------
Net Assets ...........................................    $220,959,796    $87,391,636   $28,962,476    $70,338,694
                                                          ============    ===========   ===========    ===========
Net Asset Value, Offering Price and Redemption
   Price per Share: ($.001 par value per share,
   unlimited number of shares authorized)
SHARES:
   Net assets ........................................    $220,959,796    $87,391,636   $28,962,476    $70,338,694
   Shares of beneficial interest issued and
     outstanding .....................................     220,965,017     87,393,098    28,962,132     70,339,070
   Net asset value ...................................          $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                                          ============    ===========   ===========    ===========
COMPOSITION OF NET ASSETS:
   Paid-in capital ...................................    $220,965,542    $87,393,097   $28,962,476    $70,395,581
   Distributions in excess of net investment income ..              --           (867)           --             --
   Accumulated undistributed net realized gains
     (losses) from investment transactions ...........          (5,746)          (594)           --        (56,887)
                                                          ------------    -----------   -----------    -----------
Net Assets, December 31, 1996 ........................    $220,959,796    $87,391,636   $28,962,476    $70,338,694
                                                          ============    ===========   ===========    ===========
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                         NEW YORK
                                                                            GOVERNMENT   U.S. TREASURY   TAX-FREE
                                                          CASH MANAGEMENT  MONEY MARKET  MONEY MARKET  MONEY MARKET
                                                               FUND           FUND           FUND          FUND
                                                         ---------------  -------------  ------------  ------------
INVESTMENT INCOME:
Interest .............................................     $10,928,460     $3,965,220     $1,613,182    $2,306,834
                                                           -----------     ----------     ----------    ----------
EXPENSES:
   Advisory ..........................................         687,949        253,638        105,351       232,769
   Administration ....................................         294,646        108,770         45,179        99,819
   Co-administration .................................          97,632         36,783         14,909        32,733
   Distribution ......................................          31,345         10,273          2,513        14,299
   Shareholder servicing .............................          43,304         15,278          6,797        15,029
   Audit .............................................          38,102         11,699          6,851        12,353
   Accounting and transfer agent .....................         156,481         57,901         43,780        46,013
   Custodian .........................................          23,198         11,164         13,259        12,764
   Printing ..........................................          36,859         15,194          8,037        11,648
   Registration ......................................          16,466          9,027          4,666         6,907
   Legal .............................................         100,627         32,489         12,096        54,069
   Trustees ..........................................          30,579         14,003          9,001        12,963
   Miscellaneous .....................................          22,020         30,327         14,339        29,019
                                                           -----------     ----------     ----------    ----------
Total Expenses .......................................       1,579,208        606,546        286,778       580,385
                                                           -----------     ----------     ----------    ----------
   Less: Fee waivers and reimbursements ..............        (244,676)       (81,335)       (50,566)     (185,135)
                                                           -----------     ----------     ----------    ----------
   Net Expenses ......................................       1,334,532        525,211        236,212       395,250
                                                           -----------     ----------     ----------    ----------
   Net Investment Income .............................       9,593,928      3,440,009      1,376,970     1,911,584
                                                           -----------     ----------     ----------    ----------
REALIZED LOSSES FROM INVESTMENTS:
   Net realized gains (losses) from investment
     transactions ....................................          (2,993)          (342)           343          (240)
                                                           -----------     ----------     ----------    ----------
   Net Increase in Net Assets
     Resulting from Operations .......................     $ 9,590,935     $3,439,667     $1,377,313    $1,911,344
                                                           ===========     ==========     ==========    ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS AS OF DECEMBER 31, 1996

                                                                                            CASH MANAGEMENT FUND
                                                                                   --------------------------------------
                                                                                   FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                   ------------------  ------------------
From Investment Activities:
OPERATIONS:
   Net investment income ......................................................     $     9,593,928     $     11,262,195
   Net realized gains (losses) from investment transactions ...................              (2,993)              (2,228)
                                                                                    ---------------      ---------------
   Change in net assets resulting from operations .............................           9,590,935           11,259,967
                                                                                    ---------------      ---------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .................................................          (9,593,928)         (11,262,195)
   In excess of net investment income .........................................                  --                   --
   From net realized gains ....................................................                  --                 (194)
                                                                                    ---------------      ---------------
   Change in net assets from shareholder distributions ........................          (9,593,928)         (11,262,389)
                                                                                    ---------------      ---------------
CAPITAL TRANSACTIONS (all at $1.00 per share):
   Proceeds from shares issued ................................................       1,165,750,259        1,530,377,381
   Dividends reinvested .......................................................           3,331,841            2,817,269
   Cost of shares redeemed ....................................................      (1,118,988,159)      (1,562,814,955)
                                                                                    ---------------      ---------------
   Change in net assets from share transactions ...............................          50,093,941          (29,620,305)
                                                                                    ---------------      ---------------
Change in net assets ..........................................................          50,090,948          (29,622,727)
                                                                                    ---------------      ---------------
NET ASSETS:
   Beginning of period ........................................................         170,868,848          200,491,575
                                                                                    ---------------      ---------------
   End of period ..............................................................     $   220,959,796      $   170,868,848
                                                                                    ===============      ===============
   Distributions in excess of net investment income included
     in net assts, End of period ..............................................     $            --      $            --
                                                                                    ===============      ===============
SHARE TRANSACTIONS:
   Issued .....................................................................       1,165,750,259        1,530,377,381
   Reinvested .................................................................           3,331,841            2,817,269
   Redeemed ...................................................................      (1,118,988,159)      (1,562,814,955)
                                                                                    ---------------      ---------------
Change in shares ..............................................................          50,093,941          (29,620,305)
                                                                                    ===============      ===============


                                                                                                  GOVERNMENT
                                                                                               MONEY MARKET FUND
                                                                                   --------------------------------------
                                                                                   FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                   DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                                   ------------------  ------------------
From Investment Activities:
OPERATIONS:
   Net investment income ......................................................      $   3,440,009        $   6,379,134
   Net realized gains (losses) from investment transactions ...................               (342)                (252)
                                                                                     -------------        -------------
   Change in net assets resulting from operations .............................          3,439,667            6,378,882
                                                                                     -------------        -------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .................................................         (3,440,009)          (6,379,134)
   In excess of net investment income .........................................               (867)                  --
   From net realized gains ....................................................                 --                   --
                                                                                     -------------        -------------
   Change in net assets from shareholder distributions ........................         (3,440,876)          (6,379,134)
                                                                                     -------------        -------------
CAPITAL TRANSACTIONS (all at $1.00 per share):
   Proceeds from shares issued ................................................        222,091,173          586,320,449
   Dividends reinvested .......................................................          1,134,318            1,573,721
   Cost of shares redeemed ....................................................       (222,682,793)        (667,839,459)
                                                                                     -------------        -------------
   Change in net assets from share transactions ...............................            542,698          (79,945,289)
                                                                                     -------------        -------------
Change in net assets ..........................................................            541,489          (79,945,541)
                                                                                     -------------        -------------
NET ASSETS:
   Beginning of period ........................................................         86,850,147          166,795,688
                                                                                     -------------        -------------
   End of period ..............................................................      $  87,391,636        $  86,850,147
                                                                                     =============        =============
   Distributions in excess of net investment income included
     in net assts, End of period ..............................................      $        (867)        $         --
                                                                                     =============        =============
SHARE TRANSACTIONS:
   Issued .....................................................................        222,091,173          586,320,449
   Reinvested .................................................................          1,134,318            1,573,721
   Redeemed ...................................................................       (222,682,793)        (667,839,459)
                                                                                     -------------        -------------
Change in shares ..............................................................            542,698          (79,945,289)
                                                                                     =============        =============


                                                                                                U.S. TREASURY
                                                                                              MONEY MARKET FUND
                                                                                    --------------------------------------
                                                                                    FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                     DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                    ------------------  ------------------
From Investment Activities:
OPERATIONS:
   Net investment income ......................................................       $    1,376,970      $   3,473,278
   Net realized gains (losses) from investment transactions ...................                  343             16,264
                                                                                      --------------      -------------
   Change in net assets resulting from operations .............................            1,377,313          3,489,542
                                                                                      --------------      -------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .................................................           (1,376,970)        (3,473,278)
   In excess of net investment income .........................................                   --                 --
   From net realized gains ....................................................                   --            (16,264)
                                                                                      --------------      -------------
   Change in net assets from shareholder distributions ........................           (1,376,970)        (3,489,542)
                                                                                      --------------      -------------
CAPITAL TRANSACTIONS (all at $1.00 per share):
   Proceeds from shares issued ................................................          144,331,089        386,608,352
   Dividends reinvested .......................................................              567,034            708,250
   Cost of shares redeemed ....................................................         (148,436,061)      (460,536,912)
                                                                                      --------------      -------------
   Change in net assets from share transactions ...............................           (3,537,938)       (73,220,310)
                                                                                      --------------      -------------
Change in net assets ..........................................................           (3,537,595)       (73,220,310)
                                                                                      --------------      -------------
NET ASSETS:
   Beginning of period ........................................................           32,500,071        105,720,381
                                                                                      --------------      -------------
   End of period ..............................................................       $   28,962,476      $  32,500,071
                                                                                      ==============      =============
   Distributions in excess of net investment income included
     in net assts, End of period ..............................................       $           --      $          --
                                                                                      ==============      =============
SHARE TRANSACTIONS:
   Issued .....................................................................          144,331,089        386,608,352
   Reinvested .................................................................              567,034            708,250
   Redeemed ...................................................................         (148,436,061)      (460,536,912)
                                                                                      --------------      -------------
Change in shares ..............................................................           (3,537,938)       (73,220,310)
                                                                                      ==============      =============


                                                                                               NEW YORK TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                                  --------------------------------------
                                                                                  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                  ------------------  ------------------
From Investment Activities:
OPERATIONS:
   Net investment income ......................................................     $    1,911,584      $    1,956,093
   Net realized gains (losses) from investment transactions ...................               (240)               (136)
                                                                                      ------------        ------------
   Change in net assets resulting from operations .............................          1,911,344           1,955,957
                                                                                      ------------        ------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .................................................         (1,911,584)         (1,956,093)
   In excess of net investment income .........................................                 --                  --
   From net realized gains ....................................................                 --                  --
                                                                                      ------------        ------------
   Change in net assets from shareholder distributions ........................         (1,911,584)         (1,956,093)
                                                                                      ------------        ------------
CAPITAL TRANSACTIONS (all at $1.00 per share):
   Proceeds from shares issued ................................................         98,191,108          91,135,964
   Dividends reinvested .......................................................          1,135,887           1,204,763
   Cost of shares redeemed ....................................................        (93,871,590)        (80,995,359)
                                                                                      ------------        ------------
   Change in net assets from share transactions ...............................          5,455,405          11,345,368
                                                                                      ------------        ------------
Change in net assets ..........................................................          5,455,165          11,345,232
                                                                                      ------------        ------------
NET ASSETS:
   Beginning of period ........................................................         64,883,529          53,538,297
                                                                                      ------------        ------------
   End of period ..............................................................       $ 70,338,694        $ 64,883,529
                                                                                      ============        ============
   Distributions in excess of net investment income included
     in net assts, End of period ..............................................       $         --        $         --
                                                                                      ============        ============
SHARE TRANSACTIONS:
   Issued .....................................................................         98,191,108          91,135,964
   Reinvested .................................................................          1,135,887           1,204,763
   Redeemed ...................................................................        (93,871,590)        (80,995,359)
                                                                                      ------------        ------------
Change in shares ..............................................................          5,455,405          11,345,368
                                                                                      ============        ============


SEE NOTES TO FINANCIAL STATEMENTS.

14 and 15

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     HSBC Funds Trust, formerly known as Mariner Funds Trust, (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of each taxable Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the New York Tax-Free Fund is to provide its shareholders with as high a level of current income exempt from regular Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity. Each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less. The Cash Management Fund invests in a variety of high quality, short-term money market instruments, with remaining maturities of thirteen months or less, including obligations in which the Government Money Market Fund invests. The Government Money Market Fund invests exclusively in short-term obligations issued or guaranteed by the United
     States Government or its agencies or instrumentalities with remaining maturities of thirteen months or less, and repurchase agreements. The U.S. Treasury Money Market Fund invests exclusively in short-term direct obligations of the United States Treasury with remaining maturities of thirteen months or less, and repurchase agreements. The New York Tax-Free Money Market Fund invests primarily in high quality obligations issued by or on behalf of New York, its cities, municipalities or other public authorities that are exempt from regular Federal, New York State and New York City income tax in the opinion of bond counsel to the issuer with remaining maturities of thirteen months or less. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: Investments in securities are valued at amortized cost which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation which the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be taken.

     TAXES:  It is the  Funds'  policy  to  comply  with the  provisions  of the
     Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income and net realized capital gains to its shareholders for each taxable year. Therefore, no provision is required for Federal income tax.

     The Cash Management Fund has available $5,746 of capital loss carryforwards which, if not utilized, $525, $2,228, and $2,993 will expire in the year 2002, 2003, and 2004, respectively.

     The Government Money Market Fund has available $594 of capital loss carryforwards which, if not utilized, $252 and $342 will expire in the year 2003 and 2004, respectively.

     The New York Tax-Free Money Market Fund has available $56,887 of capital loss carryforwards which, if not utilized, $22,404, $29,192, $3,591, $1,324, $136, and $240 will expire in the year 1997, 1998, 2001, 2002,
     2003, and 2004, respectively.

     DIVIDENDS AND DISTRIBUTIONS: The Funds intend to declare as a dividend substantially all of their net investment income, which includes realized gains and losses, if any, at the end of each business day and to pay within five business days after the end of each month.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

3.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. ("HSBC Americas") to act as Investment Adviser for the Fund. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Americas furnishes investment guidance and policy direction in connection with the management of the portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Americas is paid monthly advisory fees at the following annual rates:

                                                                                       ADVISORY FEE RATE
                                                                       -----------------------------------------------
                                                                                                   U.S.      NEW YORK
                                                                                   GOVERNMENT    TREASURY    TAX-FREE
                                                                          CASH        MONEY        MONEY       MONEY
                                                                       MANAGEMENT    MARKET       MARKET      MARKET
     PORTIONS OF EACH FUND'S AVERAGE DAILY NET ASSETS                     FUND        FUND         FUND        FUND
     ----------------------------------------------------------        ----------  ----------   ----------  ----------
     Not exceeding $500 million ...............................          0.350%      0.350%       0.350%      0.350%
     In excess of $500 million but not exceeding $1 billion ...          0.315%      0.315%       0.315%      0.315%
     In excess of $1 billion but not exceeding $1.5 billion ...          0.280%      0.280%       0.280%      0.280%
     In excess of $1.5 billion ................................          0.245%      0.245%       0.245%      0.245%

     As of December 31, 1996, HSBC Americas earned $650,431 from the Cash Management Fund, $246,525 from the Government Money Market Fund, $85,538 from the U.S. Treasury Money Market Fund, and $117,819 from the New York Tax-Free Money Market Fund in advisory fees, net of fee waivers of $37,518, $7,113, $19,813, and $114,950, respectively.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust.

     In accordance with the terms of the Administration and Accounting Servicing agreements, BISYS is paid a monthly asset based fee of 0.15% of each Fund's first $200 million of average net assets; 0.125% of each Fund's next $200 million of average net assets; 0.10% of each Fund's next $200 million of average net assets; and 0.08% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. At December 31, 1996, BISYS earned $172,203 from the Cash Management Fund, $61,443 from the Government Money Market Fund, $27,410 from the U.S. Treasury Money Market Fund, and $57,375 from the New York Tax-Free Money Market Fund, net of fee waivers of $92,529, $33,383, $12,585, and $31,528, respectively, in administrative services fees.

     As previous Administrator, PFPC Inc. ("PFPC") was paid a monthly asset based fee of 0.10% of each Fund's first $200 million of average net assets; 0.075% of each Fund's next $200 million of average net assets; 0.05% of each Fund's next $200 million of average net assets; and 0.03% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the two months ended February 29, 1996, PFPC earned $28,418 from the Cash Management Fund, $13,247 from the Government Money Market Fund, $4,925 from the U.S. Treasury Money Market Fund, and $10,370 from the New York Tax-Free Money Market Fund, net of fee waivers of $1,496, $697, $259, and $546, respectively, in administrative services fees.

     HSBC Americas earned co-administration/shareholder servicing fees of 0.07% of each Fund's average net assets totaling $27,803 from the Cash Management Fund, $11,919 from the Government Money Market Fund, $3,797 from the U.S. Treasury Money Market Fund, and $9,651 from the New York Tax-Free Money Market Fund, net of fee waivers of $113,133, $40,142, $17,909, and $38,111, respectively.

     The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan provides for a monthly payment by the Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of each Fund's average net assets during the preceding month. The expenses incurred as a result of these agreements totaled $31,345 from the Cash Management Fund, $10,273 from the Government Money Market Fund, $2,513 from the U.S. Treasury Money Market Fund, and $14,299 from the New York Tax-Free Money Market Fund.

     HSBC Americas may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record- keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments, which are based upon expenses that the Service Organization has incurred in the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.25% of the average value of the Funds' shares held in the subaccounts of the Service Organizations.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1996, the Funds incurred legal fees of $97,569 for the Cash Management Fund, $31,446 for the Government Money Market Fund, $11,722 for the U.S. Treasury Money Market Fund, and $53,212 for the New York Tax-Free Money Market Fund to Fund counsel.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                   CASH MANAGEMENT FUND

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
                                                             1996         1995       1994        1993        1992
                                                          ---------    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period ..................   $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000
                                                          --------     --------     -------     -------     -------
Investment Activities
     Net investment income ............................      0.049        0.053       0.039       0.027       0.037
     Net realized and unrealized gains
        from investments ..............................         --           --          --       0.002          --
                                                          --------     --------     -------     -------     -------
     Total from Investment Activities .................      0.049        0.053       0.039       0.029       0.037
                                                          --------     --------     -------     -------     -------
Distributions
     From net investment income .......................     (0.049)      (0.053)     (0.039)     (0.027)     (0.037)
     From net realized gains ..........................         --           --          --      (0.002)         --
                                                          --------     --------     -------     -------     -------
     Total distributions ..............................     (0.049)      (0.053)     (0.039)     (0.029)     (0.037)
                                                          --------     --------     -------     -------     -------
Net Asset Value, End of Period ........................    $ 1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000
                                                          ========     ========     =======     =======     =======
Total Return ..........................................       5.00%        5.41%       3.95%       3.11%       3.77%
Ratios/Supplemental Data:
     Net Assets at end of period (000) ................   $220,960     $170,869    $200,492    $172,518    $246,543
     Ratio of expenses to average net assets ..........       0.68%        0.79%       0.63%       0.58%       0.62%
     Ratio of net investment income
        to average net assets .........................       4.88%        5.29%       3.84%       2.88%       3.75%
     Ratio of expenses to average net assets* .........       0.80%        0.80%       0.64%       0.58%       0.62%
     Ratio of net investment income
        to average net assets* ........................       4.76%        5.28%       3.83%       2.88%       3.75%

------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                 GOVERNMENT MONEY MARKET FUND

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
                                                             1996         1995       1994        1993        1992
                                                          ---------    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period ..................   $ 1.000       $ 1.000    $  1.000     $  1.000   $  1.000
                                                          -------       -------    --------     --------   --------
Investment Activities
     Net investment income ............................     0.048         0.052       0.038        0.028      0.037
     Net realized and unrealized gains
        from investments ..............................        --            --          --        0.001         --
                                                          -------       -------    --------     --------   --------
     Total from Investment Activities .................     0.048         0.052       0.038        0.029      0.037
                                                          -------       -------    --------     --------   --------
Distributions
     From net investment income .......................    (0.048)       (0.052)     (0.038)      (0.028)    (0.037)
     From net realized gains ..........................        --            --          --       (0.001)        --
                                                          -------       -------    --------     --------   --------
     Total distributions ..............................    (0.048)       (0.052)     (0.038)      (0.029)    (0.037)
                                                          -------       -------    --------     --------   --------
Net Asset Value, End of Period ........................   $ 1.000       $ 1.000    $  1.000     $  1.000   $  1.000
                                                          =======       =======    ========     ========   ========
Total Return ..........................................      4.87%         5.32%       3.83%        2.99%      3.80%
Ratios/Supplemental Data:
     Net Assets at end of period (000) ................   $87,392       $86,850    $166,796     $138,085   $246,327
     Ratio of expenses to average net assets ..........      0.72%         0.76%       0.63%        0.61%      0.62%
     Ratio of net investment income
        to average net assets .........................      4.75%         5.21%       3.76%        2.89%      3.72%
     Ratio of expenses to average net assets* .........      0.84%         0.78%       0.64%        0.61%      0.62%
     Ratio of net investment income
        to average net assets* ........................      4.63%         5.19%       3.75%        2.89%      3.72%


------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                              U.S. TREASURY MONEY MARKET FUND

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------
                                                             1996         1995       1994        1993        1992
                                                           --------    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period .................     $ 1.000      $ 1.000    $  1.000     $  1.000   $  1.000
                                                           -------      --------   --------     --------   --------
Investment Activities
     Net investment income ...........................       0.046        0.049       0.036        0.026      0.032
                                                           -------      --------   --------     --------   --------
Distributions
     From net investment income ......................      (0.046)      (0.049)     (0.036)      (0.026)    (0.032)
                                                           -------      --------   --------     --------   --------
Net Asset Value, End of Period .......................     $ 1.000      $ 1.000    $  1.000     $  1.000   $  1.000
                                                           =======      =======    ========     ========   ========

Total Return .........................................        4.68%        5.04%       3.60%        2.65%      3.27%
Ratios/Supplemental Data:
     Net Assets at end of period (000) ...............     $28,962      $32,500    $105,720     $133,070   $257,898
     Ratio of expenses to average net assets .........        0.78%        0.82%       0.68%        0.59%      0.67%
     Ratio of net investment income
        to average net assets ........................        4.57%        4.94%       3.48%        2.62%      3.22%
     Ratio of expenses to average net assets* ........        0.95%        0.84%       0.69%        0.59%      0.67%
     Ratio of net investment income
        to average net assets* .......................        4.40%        4.92%       3.47%        2.62%      3.22%

------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                             NEW YORK TAX-FREE MONEY MARKET FUND

                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------
                                                             1996         1995       1994        1993        1992
                                                          ---------    ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period .................     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                           -------     -------     -------     -------     -------
Investment Activities
     Net investment income ...........................       0.029       0.031       0.022       0.018       0.024
                                                           -------     -------     -------     -------     -------
Distributions
     From net investment income ......................      (0.029)     (0.031)     (0.022)     (0.018)     (0.024)
                                                           -------     -------     -------     -------     -------
Net Asset Value, End of Period .......................     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                           =======     =======     =======     =======     =======
Total Return .........................................        2.92%       3.17%       2.23%       1.86%       2.44%
Ratios/Supplemental Data:
     Net Assets at end of period (000) ...............     $70,339     $64,884     $53,538     $59,394     $56,386
     Ratio of expenses to average net assets .........        0.59%       0.69%       0.57%       0.55%       0.56%
     Ratio of net investment income
        to average net assets ........................        2.88%       3.13%       2.20%       1.85%       2.41%
     Ratio of expenses to average net assets* ........        0.87%       0.85%       0.73%       0.72%       0.73%
     Ratio of net investment income
        to average net assets* .......................        2.60%       2.97%       2.04%       1.68%       2.24%

------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
HSBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (four of the portfolios comprising HSBC Funds Trust) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

/S/ ERNST & YOUNG LLP

New York, New York
February 10, 1997

24
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